Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	£ 10,139	£ 8,720
Claims outstanding	1,005	953
Total reinsurers' share of insurance contract liabilities	11,144	9,673
Net commission on ceded business	7	28
Claims incurred on ceded business	489	526
Remaining unamortised gains (losses) arising on buying reinsurance	£ 0	£ 0
Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per credit rating of reinsurer	86.00%	97.00%
Jackson (US insurance operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of reinsurance agreement coverage			100.00%
Jackson (US insurance operations) | REALIC of Jacksonville Plans, Inc
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of reinsurance agreement coverage	100.00%
Operating segments net of eliminations | Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	£ 2,675
Claims outstanding	102
Total reinsurers' share of insurance contract liabilities	2,777
Operating segments net of eliminations | Jackson (US insurance operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	5,910
Claims outstanding	752
Total reinsurers' share of insurance contract liabilities	6,662
Operating segments net of eliminations | UK and Europe insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	1,554
Claims outstanding	149
Total reinsurers' share of insurance contract liabilities	1,703
Unallocated to a segment (central or other operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Claims outstanding	2
Total reinsurers' share of insurance contract liabilities	£ 2	£ 3